Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt

Debt consists of the following (in millions):

	December 31, 2010	December 31, 2009
Series K senior notes, with a rate of 7 1/8% due November 2013	$250	$725
Series M senior notes, with a rate of 7% due August 2012	—	344
Series O senior notes, with a rate of 6 3/8% due March 2015	650	650
Series Q senior notes, with a rate of 6 3/4% due June 2016	800	800
Series S senior notes, with a rate of 6 7/8% due November 2014	498	498
Series T senior notes, with a rate of 9% due May 2017	388	387
Series U senior notes, with a rate of 6% due November 2020	500	—
2004 Exchangeable Senior Debentures, with a rate of 3 1/4% due April 2024	325	323
2007 Exchangeable Senior Debentures, with a rate of 2 5/8% due April 2027	502	484
2009 Exchangeable Senior Debentures, with a rate of 2 1/2% due October 2029	329	316
Senior notes, with rate of 10.0% due May 2012	7	7

Total senior notes	4,249	4,534
Credit facility	58	—
Mortgage debt (non-recourse) secured by $1.1 billion and $1.5 billion of real estate assets, with an average interest rate of 4.7% and 5.1% at December 31, 2010 and 2009, maturing through December 2023(1)	1,025	1,217
Other	145	86

Total debt	$5,477	$5,837

(1)	The assets securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Outstanding Debentures

The following chart details our outstanding Debentures as of December 31, 2010:

	Maturity date	Next put option date	Redemption date	Outstanding principal amount	Current exchange rate for each $1,000 of principal	Current equivalent exchange price	Exchangeable share equivalents
				(in millions)	(in shares)		(in shares)
2009 Debentures	10/15/2029	10/15/2015	10/20/2015	$400	71.0101	$14.08	28.4 million
2007 Debentures	4/15/2027	4/15/2012	4/20/2012	526	32.0239	31.23	16.8 million
2004 Debentures	4/15/2024	4/15/2014	4/19/2009	325	65.3258	15.31	21.2 million

Total				$1,251

Initial Allocations Between Debt and Equity Components of the Debenture

The following chart details the initial allocations between the debt and equity components of the Debentures, net of the original issue discount, based on the effective interest rate at the time of issuance, as well as the debt balances at December 31, 2010:

	Initial Face Amount	Initial Liability Value	Initial Equity Value	Face Amount Outstanding at 12/31/2010	Debt Carrying Value at 12/31/2010	Unamortized Discount at 12/31/2010
	(in millions)
2009 Debentures	$400	$316	$82	$400	$329	$71
2007 Debentures	600	502	89	526	502	24
2004 Debentures	500	413	76	325	325	—

Total	$1,500	$1,231	$247	$1,251	$1,156	$95

Interest Expense for the Debentures

Interest expense recorded for the Debentures for the periods presented consists of the following (in millions):

	2010	2009	2008
Contractual interest expense (cash)	$34	$26	$32
Non-cash interest expense due to discount amortization	32	27	30

Total interest expense	$66	$53	62

Mortgage Debt Issuances and Repayments

We had the following mortgage debt issuances and repayments since January 2009. Interest for our mortgage debt is payable on a monthly basis:

Transaction Date		Property	Rate	Maturity Date	Amount
					(in millions)
Issuances/Assumptions
September	2010	W New York, Union Square(1)	6.39%	10/11/2011	$119
July	2010	Le Méridien Piccadilly(2)	1.91%	1/20/2012	51
March	2009	JW Marriott, Washington, D.C.(3)	7.50%	4/2/2013	120
Repayments/Defeasance
December	2010	Partial repayment of Orlando World Center mortgage (4)	3.76%	12/30/2010	54
December	2010	JW Marriott, Desert Springs	9.8%	12/11/2022	71
October	2010	W New York, Union Square(1)	6.39%	10/11/2011	119
February	2010	Atlanta Marriott Marquis	7.4%	2/11/2023	124
September	2009	Westin Kierland Resort & Spa	5.08%	9/1/2009	135
July	2009	San Diego Marriott Hotel & Marina	8.45%	7/1/2009	173
March	2009	The Westin Indianapolis	9.21%	3/11/2022	34

(1)	The amount shown reflects our recorded book value of the mortgage debt on the date of acquisition and defeasance, respectively. The face principal of the mortgage debt assumed was $115 million. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage.
(2)	This floating mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at December 31, 2010. We have the right to extend the maturity for a one year period subject to certain conditions.
(3)	The JW Marriott, Washington, D.C. mortgage debt has a floating interest rate of LIBOR plus 600 basis points, with a LIBOR floor of 1.5%. The interest rate shown reflects the rate in effect at December 31, 2010. Additionally, we have the right to extend the maturity for an additional one-year period, subject to certain conditions. In addition, as required by the loan agreement, we entered into an interest rate cap agreement which caps the LIBOR rate at 3% through the life of the loan.
(4)	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We implemented a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.

Aggregate Debt Maturities

Aggregate debt maturities at December 31, 2010 are as follows (in millions):

2011(1)	$192
2012(2)	588
2013	609
2014	1,292
2015	1,062
Thereafter	1,769

5,512
Unamortized (discounts) premiums, net	(95)
Capital lease obligations	60

$5,477

(1)	The debt maturing in 2011 includes $58 million outstanding on our credit facility, for which we have the option to extend the maturity for an additional year, subject to the satisfaction of certain financial covenants.
(2)	In January 2011, we extended the maturity of the $50 million Le Méridien Piccadilly mortgage to January 20, 2012 and, therefore, have included it in the 2012 maturities. The mortgage loan can be extended for an additional one-year period, subject to the satisfaction of certain financial covenants.

Interest Expense

The following are included in interest expense for the years ended December 31, (in millions):

	2010 (1)	2009 (2)	2008
Interest expense	$384	$379	$375
Amortization of debt premiums/discounts, net (3)	(34)	(31)	(33)
Amortization of deferred financing costs	(12)	(12)	(12)
Non-cash gains/(losses) on debt extinguishments	(1)	2	14
Change in accrued interest	10	(11)	(4)

Interest paid (4)	$347	$327	$340

(1)	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
(2)	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
(3)	Primarily represents the amortization of the debt discount, which is non-cash interest expense, on our Debentures established at the date of issuance. See “–Exchangeable Debentures”.
(4)	Does not include capitalized interest of $3 million, $5 million and $10 million during 2010, 2009 and 2008, respectively.